Estimate of Uncollectible Accounts (Detail) (USD $)	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Estimate Of Uncollectible Accounts Line Items [Line Items]
Allowance for Doubtful Accounts	$ 50,474	$ 78,822	$ 42,576